Pension and Other Postretirement Benefits (Details 12) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
U.S. [Member]
Estimated Amortization Amounts in Accumulated Other Comprehensive Income
Net actuarial loss	$ 13.7
Prior service cost (credit)	0.4
Net amount to be recognized	14.1
Int'l [Member]
Estimated Amortization Amounts in Accumulated Other Comprehensive Income
Net actuarial loss	3.3
Prior service cost (credit)	0.4
Net transition asset	(0.5)
Net amount to be recognized	3.2
U.S. Postretirement Health Benefits [Member]
Estimated Amortization Amounts in Accumulated Other Comprehensive Income
Net actuarial loss	2.4
Prior service cost (credit)	(4.8)
Net amount to be recognized	$ (2.4)